CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 116,920	$ 258,831		$ 103,075
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	77,801	57,964		73,349
Stock-based compensation	40,547	28,451		29,814
Equity in losses of affiliated company		537		565
Revaluation of earn out liability				(4,002)
Excess tax benefit from share-based payment arrangements	(7,868)	(7,595)		(1,205)
Accrued severance pay, net	3	104		(207)
Amortization of premium and discount and accrued interest on marketable securities	2,441	2,799		2,071
Deferred taxes, net	(25,905)	10,576		(27,785)
Changes in operating assets and liabilities:
Trade receivables, net	(31,784)	(56,363)		4,807
Prepaid expenses and other current assets	4,933	(1,482)		1,956
Trade payables	4,392	2,166		(13,781)
Accrued expenses and other liabilities	15,179	38,488		13,285
Deferred revenues	9,379	54,914		3,424
Long term liabilities	7,529	2,453		(2,966)
Loss (gain) on disposal of discontinued operations	9,148	(147,334)	[1]
Realized gain on marketable securities	(3,388)	(32)		(16)
Other	1,017	256		(115)
Net cash provided by operating activities	220,344	244,733		182,269
Cash flows from investing activities:
Purchase of property and equipment	(27,278)	(16,596)		(16,722)
Purchase of investments	(47,221)	(287,593)		(143,688)
Proceeds from investments	449,880	92,542		153,141
Payments for business acquisitions, net of cash acquired	(1,156,249)
Investments in affiliates and other purchases	(1,500)	(1,500)		(748)
Capitalization of software development costs	(8,502)	(1,380)		(908)
Proceeds (repayment) from sale of discontinued operations	(9,148)	186,134
Net cash used in investing activities	(800,018)	(28,393)		(8,925)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options and ESPP	23,525	27,532		29,526
Purchase of treasury shares	(43,630)	(68,384)		(94,267)
Dividends paid	(38,202)	(38,239)		(38,142)
Capital lease payments	(1,087)
Proceeds from issuance of debt, net of costs	464,841
Excess tax benefit from share-based payment arrangements	7,868	7,595		1,205
Earn out payments related to acquisitions		(297)		(158)
Net cash provided by (used in) financing activities	413,315	(71,793)		(101,836)
Effect of exchange rate changes on cash	(2,546)	(6,113)		(3,556)
Net change in cash and cash equivalents	(168,905)	138,434		67,952
Cash and cash equivalents at the beginning of the year	325,931	187,497		119,545
Cash and cash equivalents at the end of the year	157,026	325,931		187,497
Supplemental disclosure of cash flows activities:
Income taxes	26,837	53,646		32,854
Interest	2,425	107		116
Non-cash activities:
Net change in accrued liability with respect to treasury shares				(1,481)
Net change in other receivables with respect to exercise of share options	$ (99)	$ 434		$ 1,085

[1]	Represent the results of the discontinued operations until their disposal.